Income Taxes (Details) - Schedule of provision for (benefit from) income taxes - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Current:
Federal
State	4	1
Foreign	16	16
Total Current	20	17
Deferred:
Federal
State
Foreign		9
Total Deferred		9
Provision for income taxes	$ 20	$ 26